Share-based payments	12 Months Ended
Sep. 30, 2019
Share-based payments
Share-based payments

OTHER

Note 33. Share-based payments

Accounting policy

The Group enters into various share-based payment arrangements with its employees as a component of overall compensation for services provided. Share-based payment arrangements comprise options to purchase shares at a pre-determined price (share options), rights to receive shares for free (share rights) and restricted shares (issued at no cost). Share-based payment arrangements typically require a specified period of continuing employment (the service period or vesting period) and may include performance targets (vesting conditions). Specific details of each arrangement are provided below.

Share-based payments must be classified as either cash-settled or equity-settled arrangements. The Group’s significant arrangements are equity-settled, as the Group is not obliged to settle in cash.
Options and share rights

Options and share rights are equity-settled arrangements. The fair value is measured at grant date and is recognised as an expense over the service period, with a corresponding increase in the share-based payment reserve in equity.

The fair value of share options and share rights is estimated at grant date using a binomial/Monte Carlo simulation pricing model which incorporates the vesting and market-related performance targets of the grants. The fair value of share options and rights excludes non-market vesting conditions such as employees’ continuing employment by the Group. The non-market vesting conditions are instead incorporated in estimating the number of share options and rights that are expected to vest and are therefore recognised as an expense. At each reporting date the non-market vesting assumptions are revised and the expense recognised each year takes into account the most recent estimates. The market-related assumptions are not revised each year as the fair value is not re-estimated after the grant date.

Restricted share plan (RSP)

The RSP is accounted for as an equity-settled arrangement. The fair value of shares allocated to employees for nil consideration is recognised as an expense over the vesting period with a corresponding increase in the share-based payments reserve in equity. The fair value of ordinary shares issued to satisfy the obligation to employees is measured at grant date and is recognised as a separate component of equity.

Employee share plan (ESP)

The value of shares expected to be allocated to employees for nil consideration is recognised as an expense over the financial year and provided for as other employee benefits. The fair value of any ordinary shares issued to satisfy the obligation to employees is recognised in equity. Alternatively, shares may be purchased on market to satisfy the obligation to employees.

Scheme name	Westpac Long Term Variable Reward Plan (LTVR)	Westpac Performance Plan (WPP)	Restricted Share Plan (RSP)	Employee Share Plan (ESP)
Type of share-based payment	Share rights (allocated at no cost). Share options (no longer issued since October 2009).	Share rights (allocated at no cost). Share options (no longer issued since October 2009).	Westpac ordinary shares (allocated at no cost).	Westpac ordinary shares (allocated at no cost) of up to $1,000 per employee per year.
How it is used	Aligns executive remuneration and accountability with shareholder interests over the long term.	Primarily used for mandatory deferral of a portion of short-term incentives for New Zealand employees and key employees based outside Australia.	Primarily used to reward key employees.	To reward eligible Australian employees (unless they have already been provided instruments under another scheme for the previous year).
Exercise price: Shares rights Share options	Nil The market price of Westpac shares at the start of the performance period	Nil The market price of Westpac shares at the start of the performance period.	n/a n/a	n/a n/a
Performance hurdles

Relative Total Shareholder return (TSR) over a four year performance period and average cash Return on Equity (cash ROE) over a three year performance period plus one year holding lock, each applying to half of the award (commencing with the 2016 LTVR award)[1].

		None	None	None
Service conditions	Continued employment throughout the vesting period or as determined by the Board.	Continued employment throughout the vesting period or as determined by the Board.	Continued employment throughout the restriction period or as determined by the Board.	Shares must normally remain within the ESP for three years from granting unless the employee leaves Westpac.
Vesting period (period over which expenses are recognised)	4 years[1]	Defined period set out at time of grant.	Defined period set out at time of grant.	1 year
Treatment at end of term	Lapse if not exercised.	Lapse if not exercised.	Vested shares are released from the RSP at the end of the vesting period. Shares granted prior to October 2009 may be held in the RSP for up to 10 years from the grant date.	Shares are released at the end of the restriction period or when the employee leaves Westpac.
Does the employee receive dividends and voting rights during the vesting period?	No	No	Yes	Yes

1.

For the 2015 LTVR awards, the relative TSR is subject to a four year performance period and cash EPS compound annual growth rate (CAGR) over a three year performance period plus one year holding lock. For awards granted for the periods 2011 to 2014 both the relative TSR and cash EPS CAGR hurdles are subject to a three year performance and vesting period. Relative TSR hurdled awards granted prior to 2011 were measured over an initial three year performance period with subsequent performance testing possible at the fourth and fifth anniversaries however further vesting may only occur if the relative TSR ranking has improved.

Each share-based payment scheme is quantified below:

(i)    Westpac Long Term Variable Reward Plan (LTVR)

	Outstanding at	Granted	Exercised	Lapsed		Outstanding
	1 October	during	during	during	Outstanding at	and exercisable at
2019	2018	the year	the year	the year	30 September 2019	30 September 2019
Share options	52,350	—	37,831	14,519	—	—
Weighted average exercise price	$23.40	—	$23.40	—	—	—
Weighted average remaining contractual life	0 years				—
Share rights	4,712,843	1,169,704	—	1,327,958	4,554,589	3,719
Weighted average remaining contractual life	10.9 years				12.3 years
2018	1 Oct 2017				30 Sept 2018
Share options	256,840	—	103,686	100,804	52,350	52,350
Weighted average exercise price	$26.36	—	$24.23	—	$23.40	$23.40
Performance share rights	5,231,904	808,290	2,929	1,324,422	4,712,843	3,719

The weighted average fair value at grant date of LTVR share rights issued during the year was $15.62 (2018: $17.86).

(ii)    Westpac Performance Plan (WPP)

						Outstanding
	Outstanding at	Granted during	Exercised	Lapsed during	Outstanding at	and exercisable at
2019	1 October 2018	the year	during the year	the year	30 September 2019	30 September 2019
Share rights
One-year vesting period	140,531	145,296	82,287	5,652	197,888	59,413
Two-year vesting period	253,390	146,139	78,180	31,440	289,909	48,833
Three-year vesting period	117,739	20,169	23,576	19,083	95,249	22,700
Four-year vesting period	162,229	74,042	—	32,851	203,420	—
Total share rights	673,889	385,646	184,043	89,026	786,466	130,946
Weighted average remaining contractual life	12.4 years				12.8 years
2018	1 Oct 2017				30 Sept 2018
Performance share rights	619,779	246,902	156,691	36,101	673,889	124,525

The weighted average fair value at grant date of WPP share rights issued during the year was $23.08 (2018: $27.83).

(iii)  Restricted Share Plan (RSP)

	Outstanding at	Granted during		Forfeited	Outstanding at
Allocation date[1]	1 October 2018	the year	Released	during the year	30 September 2019
Granted prior to October 2009	346,732	—	346,732	—	—
Granted subsequent to October 2009	3,842,912	2,861,262	1,867,777	63,226	4,773,171
Total 2019	4,189,644	2,861,262	2,214,509	63,226	4,773,171
Total 2018	4,204,753	2,479,975	2,225,245	269,839	4,189,644

1.	For awards made prior to October 2009, shares may be held in the RSP for up to 10 years from the date they are granted. For awards made from October 2009, shares are released from the RSP on vesting.

The weighted average fair value at grant date of RSP shares issued during the year was $25.20 (2018: $31.29).

(iv)Employee Share Plan (ESP)

			Average
			number
			of shares	Total Number
	Allocation	Number of	allocated per	of shares	Market	Total
	date	participants	participant	allocated	price per share[2]	fair value
2019	23 November 2018	27,245	39	1,062,555	$25.35	$26,935,769
2018	24 November 2017	27,557	31	854,267	$31.80	$27,165,691

2.      The market price per share for the allocation is based on the five day volume-weighted average price up to the grant date.

The 2018 ESP award was satisfied through the purchase of shares on market.

The liability accrued for the ESP at 30 September 2019 is $26 million (2018: $28 million) and is provided for as other employee benefits.

(v)    CEO plans

Details of share-based payment arrangements held by the CEO, Brian Hartzer, are on the same terms and conditions as described above for the relevant plan.

(vi)   Other plans

Westpac also provides plans for small, specialised parts of the Group. The benefits under these plans are directly linked to growth and performance of the relevant part of the business. The plans individually and in aggregate are not material to the Group in terms of expenses and dilution of earnings.

The names of all persons who hold share options and/or rights currently on issue are entered in Westpac’s register of option holders which may be inspected at Link Market Services, Level 12, 680 George Street, Sydney, New South Wales.

(vii) Fair value assumptions

The fair values of share options and share rights have been independently calculated at their respective grant dates.

The fair value of share rights with performance targets based on relative TSR takes into account the average TSR outcome determined using a Monte Carlo simulation pricing model.

The fair values of share rights without TSR based performance targets (i.e. share rights with cash EPS CAGR, economic profit and cash ROE performance targets) have been determined with reference to the share price at grant date and a discount rate reflecting the expected dividend yield over their vesting periods.

Other significant assumptions include:

▪      a risk free rate of return of 2.1%, applied to TSR-hurdled grants;

▪      a dividend yield on Westpac shares of 7.5%, applied to TSR and ROE-hurdled grants;

▪      volatility in Westpac’s TSR of 20.3%, applied to TSR-hurdled grants; and

▪      volatilities of, and correlation factors between, TSR of the comparator group and Westpac for TSR-hurdled grants.